STOCK BENEFIT PLANS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock ownership plan, compensation expense	$ 122	$ 107	$ 226
Employee stock ownership plan, number of shares	290,871	309,447
Employee Stock Ownership Plan Term Loan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average interest rate	3.75%
Maturity date	Mar. 31, 2035
Employee Stock Ownership Plan Term Loan One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average interest rate	3.75%
Maturity date	Mar. 31, 2037
Employee Stock Ownership Plan Term Loan Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average interest rate	3.75%
Maturity date	Mar. 31, 2038